Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Contingencies and Commitments
Schedule of future obligations

	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
Twelve Months Ending December 31
2015	2,674,655	299,788	2,974,443
2016	1,634,874	382,227	2,017,101
2017	1,598,344	—	1,598,344
2018	1,561,813	—	1,561,813
2019	1,525,283	—	1,525,283
Thereafter	761,816	—	761,816
Total	9,756,785	682,015	10,438,800

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases
(in RMB)
2015	65,387
2016	41,751
2017	1,790
2018	—
Thereafter	—
Total	108,928